NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

Quaterra Resources Inc. (together with its subsidiaries, “ Quaterra ” or the “ Company ”) is a copper exploration company working on its mineral properties located in Nevada and Alaska, United States. The Company is incorporated in British Columbia, Canada. Its head office is located at 1100 - 1199 West Hastings Street, Vancouver, British Columbia, Canada, V6E 3T5.

The Company defers all acquisition, exploration and evaluation costs related to the properties on which it is conducting exploration. The nature of the Company’s operations requires significant expenditures for the acquisition, exploration, and development of those mineral properties. The underlying value of the amounts recorded as mineral properties and the Company’s continued existence is dependent upon the existence of economically recoverable mineral reserves and the ability of the Company to acquire new properties and obtain funding to complete the exploration activities. The carrying value of the Company’s mineral properties does not reflect current or future values.

These consolidated financial statements are prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at December 31, 2017, the Company had working capital of $1.191 million. The Company has no source of revenue, has significant cash requirements to meet its administrative overhead, pay its liabilities and have to renegotiate certain mineral property option payments. The Company will need to raise funds to continue its exploration activities; while it has been successful in doing so in the past, there can be no assurance it will be able to do so in the future. These conditions cast substantial doubt on the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect the adjustments to the carrying value of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary were the going concern assumption inappropriate. Such adjustments could be material.